Disposition (Tables)	12 Months Ended
Dec. 31, 2012
Disposition
Balance Sheet Information of Allyes

Summary balance sheet information of Allyes as of the disposal date is as follows:

Cash and cash equivalents	$40,665,131
Accounts receivable, net of allowance for doubtful accounts of $3,312,436	59,394,176
Other current assets	8,942,748

Total current assets	109,002,055

Acquired intangible assets, net	12,003,843
Goodwill	4,272,498
Other long-term assets	2,903,049

Total long-term assets	19,179,390

Total assets	128,181,445

Accounts payable	49,745,765
Accrued expenses and other current liabilities	14,283,603
Income taxes payable	4,105,786

Total current liabilities	68,135,154
Total long-term liabilities	1,704,794
Total liabilities	69,839,948

Noncontrolling interest	15,992,898
Accumulated other comprehensive income	4,729,725